Commitments and Contingencies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies [Line Items]
Operating lease expense (in Dollars)	$ 64,226	$ 57,755	$ 121,980	$ 42,172
Lease term	3 years
Office Lease [Member]
Commitments and Contingencies [Line Items]
Weighted average remaining lease term				2 years 1 month 6 days	10 months 24 days
Operating lease discount rate, percentage				10.34%	4.90%
Remaining lease term				1 year 9 months 18 days	7 months 6 days
Operating lease discount rate, percentage				10.34%	4.90%